Accruals and Other Current Liabilities (Details) - Schedule of Accrued Expenses and Other Current Liabilities - USD ($)	Sep. 30, 2023	Sep. 30, 2022
Accruals and Other Current Liabilities [Abstract]
Accrued professional fee	$ 160,320	$ 39,242
Accrued prototype and application development fee	425,034
Accrued compensation and employee benefits	127,731	102,068
Accrued non-income taxes	70,274
Accrued interest expenses	13,593	45,192
Others	213,139	186,040
Accrued expenses and other current liabilities total	$ 1,010,091	$ 372,542